Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Total net revenues		¥ 8,374,501	$ 1,202,921		¥ 4,663,440		¥ 2,184,816
Cost of revenues		6,892,579	990,057	[1]	3,933,647	[1]	1,929,864	[1]
Research and development expenses	[1]	508,714	73,072		265,152		170,160
Sales and marketing expenses	[1]	438,396	62,972		189,207		87,292
General and administrative expenses	[1]	352,824	50,680		287,710		101,995
Share-based compensation		281,744			226,695		40,108
Related Parties [Member]
Total net revenues		11,498			16,300		468
Cost of revenues		380,219			266,852		259,244
Sales and marketing expenses		13,350			4,038		6,639
JOYY Inc [Member]
Research and development expenses		5,720			10,042		45,563
General and administrative expenses		1,058			3,080		16,503
Share-based compensation		1,996			5,833		10,465
Cost of Revenues [Member]
Share-based compensation		31,593	4,538		10,472		2,877
Research and Development Expenses [Member]
Share-based compensation		86,296	12,396		30,643		9,174
Sales and Marketing Expenses [Member]
Share-based compensation		5,919	850		1,832		791
General and Administrative Expenses [Member]
Share-based compensation		¥ 157,936	$ 22,686		¥ 183,748		¥ 27,266

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2017 2018 2019 2019 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 2,877 10,472 31,593 4,538 Research and development expenses 9,174 30,643 86,29612,396 Sales and marketing expenses 791 1,832 5,919 850 General and administrative expenses 27,266 183,748 157,936 22,686